Note 11 - Financial Instruments	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
11.	Derivative Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of long term loans, accounts payable due to suppliers, amounts due to related parties, accrued liabilities and warrants granted to third
parties.

a)
Interest rate risk:
The Company is subject to market risks relating to changes in interest rates of debt outstanding under the OFI facility on which it pays interest based on one
-month LIBOR plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might enter into interest rate swap agreements in the future.

b)
Credit risk:
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The fair value of warrants is determined using the Cox, Ross and Rubinstein Binomial methodology and hence are considered Level
3
items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

Interest rate swap agreements

On
January 16
and
January 21, 2020,
as part of the prepayment of the ABN Facility, the Company unwound its two
remaining interest rate swaps with ABN Amro bank and realized a loss of
$405.
On
February 21, 2020,
as part of the prepayment of the Alpha Bank Facility, the Company unwound its interest rate swap with Alpha bank and realized a loss of
$927.
In both cases the resulting losses include losses resulting from the discontinuation of hedge accounting applied that have now been transferred from Other comprehensive income to Gain / (Loss) on Derivative financial instruments in the accompanying unaudited interim condensed consolidated statements of comprehensive loss.

Derivative Financial Instruments
not
designated as hedging instruments – Class B Warrants:

The major unobservable input in connection with the valuation of the Company's Class B Warrants is the volatility used in the valuation model, which is approximated by using twelve
-month daily historical observations of the Company's share price. The annualized twelve
-month daily historical volatility that has been applied in the warrant valuation as of
June 30, 2020
was
236%.
A
5%
increase in the volatility applied would lead to an increase of
23.7%
in the fair value of the Class B Warrants. The fair value of the Company's Class B Warrants is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2019	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2019
Class B Warrants	609	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	132%

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at June 30, 2020	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value June 30, 2020
Class B Warrants	101	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	236%

Recurring fair value measurements

The following table presents the fair value of those financial assets and liabilities measured at fair value on a recurring basis and their locations on the accompanying unaudited interim condensed consolidated balance sheets, analyzed by fair value measurement hierarchy level:

		Fair Value Measurement at Reporting Date
As of December 31, 2019	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Current asset (Interest Rate Swaps)	82	-	82	-
Current liability (Interest Rate Swaps)	113	-	113
Non-current liability (Interest Rate Swaps)	985	-	985
Non-current liability (Class B Warrants)	609			609
As of June 30, 2020
Current liability (Class B Warrants)	101			101

The following table sets forth a summary of changes in fair value of the Company's level
3
fair value measurements for the
six
months ended
June 30, 2020:

Closing balance – December 31, 2019	609
Change in fair value of warrants, included in the unaudited interim condensed consolidated statements of comprehensive loss	(508)
Closing balance – June 30, 2020	101

The effect of derivative instruments on the unaudited interim condensed consolidated statements of comprehensive loss for the six
months ended
June 30, 2019
and
2020
is as follows:

Location and amounts of derivative financial instruments fair values:

	Amount of gain/(loss) recognized in Statements of comprehensive loss located in gain/(loss) on Derivate Financial Instruments
	Six Months Ended June 30, 2019	Six Months Ended June 30, 2020
Interest rate swaps- change in fair value	-	(1,332)
Interest rate swaps– realized loss	(147)	(25)
2014 Warrants- change in fair value	1,634	-
Class B Warrants- change in fair value	-	508
Total	1,487	(849)

Derivative Financial Instruments designated as hedging instruments:

The components of accumulated other comprehensive loss included in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

Termination of cash flow hedges
Balance, December 31, 2019	(1,361)
Termination of interest rate swap contracts and transfer to Gain/(loss) on derivative financial instruments	1,361
Balance, June 30, 2020	-